As filed with the Securities and Exchange                     File No. 33-41694
Commission on October 13, 1999                                File No. 811-6352

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 35

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 45

                             AETNA SERIES FUND, INC.
                             -----------------------

          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
                       Aeltus Investment Management, Inc.
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

               X    on December 12, 1999 pursuant to paragraph (a)(1)
             ----

                                  Parts A and B

The Class A, B and C Prospectus and the Class I Prospectus of Aetna Series Fund, Inc. are incorporated into Part A of this Post-Effective Amendment No. 34 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on March 1, 1999.

The Class A, B, C and I Prospectus Supplement of Aetna Series Fund, Inc. is incorporated into Part A of this Post-Effective Amendment No. 34 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on August 2, 1999.

The Class A, B, C and I Statement of Additional Information of Aetna Series Fund, Inc. is incorporated into Part B of this Post-Effective Amendment No. 34 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on August 2, 1999.

                             AETNA SERIES FUND, INC.
                                 CLASSES A, B, C
                                      AND I

                       Supplement dated December __, 1999

THE INFORMATION IN THIS SUPPLEMENT FOR AETNA SERIES FUND, INC. AMENDS THE INFORMATION CONTAINED IN THE CLASS A, CLASS B AND CLASS C PROSPECTUS AND THE CLASS I PROSPECTUS, EACH DATED MARCH 1, 1999. THIS SUPPLEMENT SHOULD BE READ WITH EACH PROSPECTUS AND THE PREVIOUSLY ISSUED CLASS A, B, C AND I SUPPLEMENT DATED AUGUST 1, 1999.

EFFECTIVE JANUARY 1, 2000, AELTUS WILL ASSUME RESPONSIBILITY FROM BRADLEY, FOSTER & SARGENT, INC. FOR THE DAILY MANAGEMENT OF VALUE OPPORTUNITY. ACCORDINGLY, THE FOLLOWING CHANGES ARE EFFECTIVE JANUARY 1, 2000.


The sixth paragraph of the section entitled "The Funds' Investments - Investment Objectives, Principal Investment Strategies and Risks, Investment Performance" on page 3 of the Class A, Class B and Class C Prospectus, and the Class I Prospectus is deleted.

The following replaces the second paragraph of the section entitled "The Funds' Investments - Investment Objectives, Principal Investment Strategies and Risks, Investment Performance - Aetna Value Opportunity Fund" on page 10 of the Class A, Class B, and Class C Prospectus, and Class I Prospectus:

Principal Investment Strategies Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their real value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deviate from expectations or when stop-loss levels are triggered.

The two paragraphs above the section entitled "Management of the Funds - Portfolio Management" on page 35 of the Class A, Class B, and Class C Prospectus, and on page 32 of the Class I Prospectus are deleted.

The following replaces the paragraph of the section entitled "Management of the Funds - Value Opportunity" on page 35 of the Class A, Class B, and Class C Prospectus, and on page 32 of the Class I Prospectus:

Value Opportunity The Fund is managed by a team of Aeltus equity investment specialists.


THE FOLLOWING CHANGES ARE EFFECTIVE JANUARY 31, 2000.

The following replaces the paragraph of the section entitled "Management of the Funds - Real Estate" on page 35 of the Class A, Class B, and Class C Prospectus, and on page 32 of the Class I Prospectus:

Real Estate The Fund is managed by a team of Aeltus equity investment specialists.

The following replaces the section entitled "Management of the Funds - Generation Funds" on page 36 of the Class A, Class B, and Class C Prospectus, and on page 33 of the Class I Prospectus:

Ascent, Crossroads, Legacy Kevin M. Means, Managing Director, Aeltus, is the lead portfolio manager for each Generation Fund and has been responsible for determining the allocation of each Fund's investments since its inception in January 1995. Mr. Means is supported by a team of investment professionals, each of whom focuses on a particular asset class.



[Form No.]                                                         December 1999

                             AETNA SERIES FUND, INC.
                               CLASS A, B, C AND I

                       Supplement dated December __, 1999

THE INFORMATION IN THIS SUPPLEMENT FOR AETNA SERIES FUND, INC. AMENDS THE INFORMATION CONTAINED IN THE CLASS A, B, C AND I STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED AUGUST 1, 1999 AND SUPERCEDES THE SUPPLEMENT PREVIOUSLY ISSUED. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT.

Effective January 1, 2000, the following replaces the first sentence of the seventh paragraph of the section entitled "Investment Techniques and Risk Factors - Call and Put Options" on page 8 of the Statement:

A Fund may purchase put options when Aeltus believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

Effective January 1, 2000, the following replaces the eighth sentence of the first paragraph of the section entitled "Investment Techniques and Risk Factors
- Forward Exchange Contracts" on page 10 of the Statement:

The success of cross hedging is dependent on many factors, including the ability of Aeltus to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar.

Effective January 1, 2000, the following replaces the section entitled "Control Persons and Principal Shareholders" on page 21 of the Statement:

As of October 31, 1999, Aetna Life Insurance and Annuity Company (Aetna), a Connecticut corporation, and its affiliates, had the following interest in the Funds, through direct ownership or through one of Aetna's separate accounts:

                                             % Aetna and its affiliates
                                     ------------------------------------------
                                      Class I    Class A    Class B    Class C
                                      -------    -------    -------    -------

Aetna Bond Fund                          %          %          %          %
Aetna Government Fund                    %          %          %          %
Aetna High Yield Fund                    %          %          %          %
Aetna Index Plus Bond Fund               %          %          %          %
Aetna Index Plus Large Cap Fund          %          %          %          %
Aetna Index Plus Mid Cap Fund            %          %          %          %
Aetna Index Plus Small Cap Fund          %          %          %          %
Aetna International Fund                 %          %          %          %
Aetna Mid Cap Fund                       %          %          %          %
Aetna Money Market Fund                  %          %          %          %
Aetna Real Estate Securities Fund        %          %          %          %
Aetna Small Company Fund                 %          %          %          %
Aetna Value Opportunity Fund             %          %          %          %
Aetna Ascent Fund                        %          %          %          %
Aetna Crossroads Fund                    %          %          %          %
Aetna Legacy Fund                        %          %          %          %
Aetna Growth Fund                        %          %          %          %
Aetna Growth and Income Fund             %          %          %          %
Aetna Balanced Fund                      %          %          %          %

Shares of the Funds held beneficially by Aetna and its affiliates are voted in the same proportion as shares held by non-Aetna shareholders of that Fund.

As of October 31, 1999, officers and Directors owned less than 1% of the outstanding shares of any of the Funds.

Aetna (like Aeltus) is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. Aetna's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aetna is registered with the Commission as an investment adviser.

The section entitled "The Subadvisory Agreement" on pages 25 and 26 of the Statement is deleted.

The following information is added to the end of the section entitled "Distributions and Shareholder Servicing Arrangements - Other Payments to Securities Dealers" on pages 30 and 31 of the Statement:

From time to time, ACI or its affiliates may make payments to other dealers and/or their agents, who may not be affiliates of Aetna, who sell shares or who provide shareholder services.

In addition, ACI or its affiliates may, from time to time, make payments to clearing firms that offer networking services which make the Funds available to their customers. Such payments will not exceed 0.10% of a Fund's average daily net assets.

The value of a shareholder's investment will be unaffected by these payments.



                                                                  December 1999
[Form No.]

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits
-----------------

      (a.1)    Articles of Amendment and Restatement (September 2, 1997)(1)
      (a.2)    Articles of Amendment (October 29, 1997)(2)
      (a.3)    Articles Supplementary (October 29, 1997)(2)
      (a.4)    Articles of Amendment (January 26, 1998)(3)
      (a.5)    Articles Supplementary (June 25, 1998)(4)
      (a.6)    Articles Supplementary (December 22, 1998)(5)
      (a.7)    Articles Supplementary (July 12, 1999)(6)
      (a.8)    Certificate of Correction (September 22, 1999(7)
      (a.9)    Articles Supplementary (September 27, 1999)(7)
      (b)      By-laws (as amended September 13, 1994)(8)
      (c)      Instruments Defining Rights of Holders (set forth in the
               Articles of Amendment and Restatement)(1)
      (d.1)    Investment Advisory Agreement between Aeltus Investment
               Management, Inc. and Aetna Series Fund, Inc., on behalf of
               Aetna Balanced Fund, Aetna Bond Fund, Aetna Growth Fund,
               Aetna Growth and Income Fund, Aetna Government Fund, Aetna
               Index Plus Large Cap Fund, Aetna International Fund, Aetna
               Money Market Fund, Aetna Small Company Fund, Aetna Ascent
               Fund, Aetna Crossroads Fund, Aetna Legacy Fund, Aetna High
               Yield Fund, Aetna Index Plus Bond Fund, Aetna Index Plus
               Mid Cap Fund, Aetna Index Plus Small Cap Fund, Aetna Mid
               Cap Fund, Aetna Real Estate Securities Fund, and Aetna
               Value Opportunity Fund(5)
      (d.2)    Investment Advisory Agreement between Aeltus Investment
               Management, Inc. and Aetna Series Fund, Inc., on behalf of Aetna
               Principal Protection Fund I(6)
      (d.3)    Investment Advisory Agreement between Aeltus Investment
               Management, Inc. and Aetna Series Fund, Inc., on behalf of Aetna
               Principal Protection Fund II(7)
      (d.4)    Investment Advisory Agreement between Aeltus Investment
               Management, Inc. and Aetna Series Fund, Inc., on behalf of
               Brokerage Cash Reserves(6)
      (e.1)    Underwriting Agreement between Aeltus Capital, Inc. and Aetna
               Series Fund, Inc.(7)
      (e.2)    Master Selling Dealer Agreement(3)
      (f)      Directors' Deferred Compensation Plan (1)
      (g.1)    Custodian Agreement - Mellon Bank, N.A. (September 1, 1992)(8)
      (g.2)    Amendment to Custodian Agreement - Mellon Bank, N.A. (May 11,
               1994)(2)
      (g.3)    Amendment to Custodian Agreement - Mellon Bank, N.A. (September
               14, 1994)(8)
      (g.4)    Amendment to Custodian Agreement - Mellon Bank, N.A. (October 11,
               1996)(9)

      (g.5)    Amendment to Custodian Agreement - Mellon Bank, N.A. (January 29,
               1998)(3)
      (g.6)    Amendment to Custodian Agreement - Mellon Bank, N.A. (July 26,
               1999)(6)
      (g.7)    Amendment to Custodian Agreement - Mellon Bank, N.A. (July 26,
               1999)(6)
      (g.8)    Amendment to Custodian Agreement - Mellon Bank, N.A. (October 4,
               1999)(7)
      (g.9)    Custodian Agreement - Brown Brothers Harriman & Company (Aetna
               International Fund) (December 12, 1991)(10)
      (h.1)    Administrative Services Agreement between Aeltus
               Investment Management, Inc. and Aetna Series Fund, Inc. on
               behalf of Aetna Balanced Fund, Aetna Bond Fund, Aetna
               Growth Fund, Aetna Growth and Income Fund, Aetna
               Government Fund, Aetna Index Plus Large Cap Fund, Aetna
               International Fund, Aetna Money Market Fund, Aetna Small
               Company Fund, Aetna Ascent Fund, Aetna Crossroads Fund,
               Aetna Legacy Fund, Aetna High Yield Fund, Aetna Index Plus
               Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index Plus
               Small Cap Fund, Aetna Mid Cap Fund, Aetna Real Estate
               Securities Fund, and Aetna Value Opportunity Fund(5)
      (h.2)    Amendment to Administrative Services Agreement between Aeltus
               Investment Management, Inc. and Aetna Series Fund, Inc. on
               behalf of Aetna Principal Protection Fund I(6)
      (h.3)    Amendment to Administrative Services Agreement between Aeltus
               Investment Management, Inc. and Aetna Series Fund, Inc. on
               behalf of Aetna Principal Protection Fund II(7)
      (h.4)    Amendment to Administrative Services Agreement between Aeltus
               Investment Management, Inc. and Aetna Series Fund, Inc. on
               behalf of Brokerage Cash Reserves(6)
      (h.5)    License Agreement(8)
      (h.6)    Transfer Agent Agreement(4)
      (h.7)    Amendment No. 1 to the Transfer Agency and Services Agreement(11)
      (h.8)    Amendment No. 2 to the Transfer Agency and Services Agreement(11)
      (h.9)    Amendment No. 3 to the Transfer Agency and Services Agreement(5)
      (h.10)   Amendment No. 4 to the Transfer Agency and Services Agreement(7)
      (h.11)   Form of Amendment No. 5 to the Transfer Agency and Services
               Agreement
      (h.12)   Financial Guaranty Agreement between Aetna Series Fund, Inc., on behalf of Aetna Principal Protection Fund I, and MBIA(7)
      (h.13)   Form of Custodian Service Agreement
      (h.14)   Form of Custodian Monitoring Agreement
      (i)      Opinion and Consent of Counsel
      (j)      Consent of Independent Auditors*
      (k)      Not applicable
      (l)      Initial Capital Agreement(11)
      (m.1)    Distribution Plan (Class A)(7)
      (m.2)    Distribution Plan (Class C)(5)
      (m.3)    Distribution Plan (Class B)(7)
      (m.4)    Distribution Plan (Brokerage Cash Reserves)(6)
      (m.5)    Shareholder Service Plan (Class C)(5)

      (m.6)    Shareholder Service Plan (Class B)(7)
      (m.7)    Shareholder Service Plan (Brokerage Cash Reserves)(6)
      (n)      Not applicable
      (o)      Multiple Class Plan(7)
      (p.1)    Power of Attorney (November 6, 1998)(11)
      (p.2)    Authorization for Signatures(12)

*To be filed by amendment

1. Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on January 16, 1998.
2. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the Securities and Exchange Commission on November 3, 1997.
3. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the Securities and Exchange Commission on April 24, 1998.
4. Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on June 29, 1998.
5. Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on February 25, 1999.
6. Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on July 29, 1999.
7. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on October 6, 1999.
8. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A, (File No. 33-85620), as filed with the Securities and Exchange Commission on June 28, 1995.
9. Incorporated herein by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on December 10, 1996.
10. Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on September 20, 1996.
11. Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on December 17, 1998.
12. Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

       Registrant is a Maryland corporation for which separate financial statements are filed. As of August 31, 1999, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, had the following interest in the series of the Registrant, through direct ownership or through one of Aetna's separate accounts:

                                                                               % Aetna
                                             ----------------------------------------------------------------------------
                                                      Class I           Class A            Class B           Class C
                                                      -------           -------            -------           -------
Aetna Balanced Fund                                   21.32%
Aetna Bond Fund                                       56.45%                                50.58%
Aetna Government Fund                                 79.20%                                64.32%
Aetna Growth Fund                                     14.62%
Aetna Growth and Income Fund                          14.51%
Aetna High Yield Fund                                 98.95%             16.97%             62.20%
Aetna Index Plus Bond Fund                            99.75%              6.88%             30.25%            33.05%
Aetna Index Plus Large Cap Fund                       40.27%
Aetna Index Plus Mid Cap Fund                         98.24%              4.32%             21.12%
Aetna Index Plus Small Cap Fund                       97.57%              4.38%             39.70%
Aetna International Fund                              23.44%                                39.79%
Aetna Mid Cap Fund                                    97.90%             16.55%             95.67%            72.08%
Aetna Money Market Fund                               46.52%
Aetna Real Estate Securities Fund                     94.78%             10.48%             71.51%            46.74%
Aetna Small Company Fund                              53.33%                                59.80%
Aetna Value Opportunity Fund                          96.59%             12.81%             78.65%            43.64%
Aetna Ascent Fund                                     84.69%                                94.64%
Aetna Crossroads Fund                                 90.51%                               100.00%
Aetna Legacy Fund                                     82.03%                                84.94%

       Aetna is an indirect wholly owned subsidiary of Aetna Inc.

       A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No. 333-87131), as filed with the Securities and Exchange Commission on September 15, 1999.

Item 25. Indemnification
------------------------

       Article 12, Section (d) of the Registrant's Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed on November 3, 1997, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires October 1, 2002.

       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed on February 25, 1999, provides for indemnification of the Administrator.

       Section 8 of the Underwriting Agreement, incorporated herein as Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed on October 6, 1999, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

       The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as investment adviser and administrator for Aetna Series Fund, Inc., Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). It also acts as investment adviser to certain private accounts.

The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

------------------------------ ----------------------------------- ------------------------------------------------------
Name                           Positions and Offices               Other Principal Position(s) Held
                               with Investment Adviser             Since Oct. 31, 1996/Addresses*
                               -----------------------             ------------------------------
------------------------------ ----------------------------------- ------------------------------------------------------
John Y. Kim                    Director, President, Chief          Director (February 1995 - March 1998) -- Aetna Life
                               Executive Officer, Chief            Insurance and Annuity Company; Senior Vice President
                               Investment Officer                  (since September 1994) -- Aetna Life Insurance and
                                                                   Annuity Company.

J. Scott Fox                   Director, Managing Director,        Vice President (since April 1997) -- Aetna
                               Chief Operating Officer, Chief      Retirement Services, Inc.; Director and Senior Vice
                               Financial Officer                   President (March 1997 - February 1998) - Aetna Life
                                                                   Insurance and Annuity Company; Managing Director, Chief
                                                                   Operating Officer, Chief Financial Officer, Treasurer
                                                                   (April 1994 - March 1997) -- Aeltus Investment Management,
                                                                   Inc.

Thomas J. McInerney            Director                            President (since August 1997) -- Aetna Retirement
                                                                   Services, Inc.; Director and President (since
                                                                   September 1997) -- Aetna Life Insurance and Annuity
                                                                   Company; Executive Vice President (since August
                                                                   1997) -- Aetna Inc.; Vice President, Strategy (March
                                                                   1997 - August 1997) -- Aetna Inc.; Vice President,
                                                                   Marketing and Sales (December 1996 - March 1997) --
                                                                   Aetna U.S. Healthcare.

Catherine H. Smith             Director                            Chief Financial Officer (since February 1998) --
                                                                   Aetna Retirement Services, Inc.; Director, Senior
                                                                   Vice President and Chief Financial Officer (since
                                                                   February 1998) -- Aetna Life Insurance and Annuity
                                                                   Company; Vice President, Strategy, Finance and
                                                                   Administration, Financial Relations (September 1996
                                                                   - February 1998) -- Aetna Inc.

Stephanie A. DeSisto           Vice President

------------------------------ ----------------------------------- ------------------------------------------------------
Name                           Positions and Offices               Other Principal Position(s) Held
                               with Investment Adviser             Since Oct. 31, 1996/Addresses*
                               -----------------------             ------------------------------
------------------------------ ----------------------------------- ------------------------------------------------------
Amy R. Doberman                Vice President, General Counsel     Counsel (since December 1996) -- Aetna Life
                               and Secretary                       Insurance and Annuity Company.

Brian K. Kawakami              Vice President, Chief Compliance    Chief Compliance Officer & Director (since January
                               Officer                             1996) -- Aeltus Trust Company; Chief Compliance
                                                                   Officer (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                    Managing Director, Product          Managing Director (since April 1996) -- Aeltus Trust
                               Development                         Company; Managing Director (since August 1996) --
                                                                   Aeltus Capital, Inc.

Frank Litwin                   Managing Director, Retail           Vice President, Strategic Marketing (April 1992 -
                               Marketing and Sales                 August 1997) -- Fidelity Investments Institutional
                                                                   Services Company.

Kevin M. Means                 Managing Director, Equity           Managing Director (since August 1996) -- Aeltus
                               Investments                         Trust Company.

L. Charles Meythaler           Managing Director,                  Director (since July 1997) -- Aeltus Trust Company;
                               Institutional Marketing             Managing Director (since June 1997) -- Aeltus Trust
                               and Sales                           Company; President (June 1993 - April 1997) -- New
                                                                   England Investment Association.

James Sweeney                  Managing Director, Fixed Income
                               Investments

     * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters
-------------------------------

       (a)    None

       (b) The following are the directors and principal officers of Aeltus Capital, Inc., the principal underwriter of the Registrant:

Name and Principal                    Positions and Offices                          Positions and Offices
Business Address*                     with Principal Underwriter                     with Registrant
-----------------                     --------------------------                     ---------------

John Y. Kim                           Director and President                         Director

J. Scott Fox                          Director, Managing Director, Chief Operating   Director and President
                                      Officer, Chief Financial Officer

Brian K. Kawakami                     Director, Vice President, Chief Compliance     None
                                      Officer

Frank Litwin                          Director, Managing Director                    Vice President

Daniel F. Wilcox                      Vice President, Finance and Treasurer          None

      *The principal business address of all directors and officers listed is 10 State House Square, Hartford, Connecticut 06103-3602.

       (c) Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 10 State House Square, Hartford, Connecticut 06103-3602.

       Shareholder records are maintained by the transfer agent, First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, Massachusetts 01581.

Item 29. Management Services
----------------------------

       Not applicable.

Item 30. Undertakings
---------------------

       Not applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Aetna Series Fund, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on the 13th day of October, 1999.

                                                 AETNA SERIES FUND, INC.
                                                 -------------------------------
                                                 Registrant

                                                  By  J. Scott Fox*
                                                    ----------------------------
                                                     J. Scott Fox
                                                     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                     Title                                       Date
---------                     -----                                       ----

J. Scott Fox*                 President and Director                )
---------------------------                                         )
J. Scott Fox                  (Principal Executive Officer)         )
                                                                    )
Albert E. DePrince, Jr.*      Director                              )
---------------------------                                         )
Albert E. DePrince, Jr.                                             )
                                                                    )
Maria T. Fighetti*            Director                              )    October
---------------------------                                         )
Maria T. Fighetti                                                   )   13, 1999
                                                                    )
David L. Grove*               Director                              )
---------------------------                                         )
David L. Grove                                                      )
                                                                    )
John Y. Kim*                  Director                              )
---------------------------                                         )
John Y. Kim                                                         )
                                                                    )
Sidney Koch*                  Director                              )
---------------------------                                         )
Sidney Koch                                                         )
                                                                    )
Shaun P. Mathews*             Director                              )
---------------------------                                         )
Shaun P. Mathews                                                    )

Corine T. Norgaard*           Director                              )
---------------------------                                         )
Corine T. Norgaard                                                  )
                                                                    )
Richard G. Scheide*           Director                              )
---------------------------                                         )
Richard G. Scheide                                                  )
                                                                    )
Stephanie A. DeSisto*         Treasurer and Chief Financial Officer )
---------------------------                                         )
Stephanie A. DeSisto          (Principal Financial and Accounting   )
                              Officer)                              )

By:     /s/ Amy R. Doberman
       ---------------------------------------------------
       *Amy R. Doberman
        Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on December 17, 1998.

                             Aetna Series Fund, Inc.
                                  EXHIBIT INDEX

     Exhibit No.     Exhibit                                           Page
     -----------     -------                                           ----

     99-(h.11)       Form of Amendment No. 5 to the Transfer
                     Agency and Services Agreement
                                                                 ---------------

     99-(h.13)       Form of Custodian Service Agreement

                                                                 ---------------

     99-(h.14)       Form of Custodian Monitoring Agreement

                                                                 ---------------

     99-(i)          Opinion and Consent of Counsel

                                                                 ---------------